Long-Term Debt - Yorkville Pre-paid Advance Narrative (Details)									3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 15, 2025 USD ($)	Jan. 09, 2025 USD ($) $ / shares shares	Dec. 06, 2024 USD ($) $ / shares shares	Nov. 04, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Sep. 11, 2024 USD ($) trading_day $ / shares	Mar. 04, 2024 USD ($) trading_day shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) trading_day $ / shares	Jun. 30, 2024 USD ($)	Nov. 15, 2025 USD ($) shares	Dec. 31, 2024 USD ($) trading_day $ / shares	Jan. 15, 2025 $ / shares	Sep. 26, 2024
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | trading_day								5			3			3
Debt instrument, convertible, threshold consecutive trading days | trading_day											5			5
Share price (in dollars per share) | $ / shares									$ 2.01		$ 2.01			$ 2.16
Yorkville Pre-paid Advance
Debt Instrument [Line Items]
Pre-paid advance agreement, term								15 months
Debt instrument, interest rate, stated percentage								6.00%
Interest increase upon default								18.00%
Debt fee amount								$ 975,000
Commitment fee								$ 375,000
Original issue discount								6.00%
Structuring fee										$ 0		$ 20,000		$ 20,000
Unamortized discount									$ 5,120,900		$ 5,120,900			5,120,900
Outstanding amount														3,532,591
Derivative liability														4,807,820
Interest payable														155,203
Interest expense									0	$ 953,436	519,591	$ 1,187,066		$ 3,685,741
Yorkville Pre-paid Advance | Forecast | Omnibus Agreement | Yorkville
Debt Instrument [Line Items]
Sale of stock, percentage of ownership after transaction													100.00%
Sale of stock, number of shares issued in transaction (in shares) | shares													133,334
Yorkville
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								333,334
Yorkville | Yorkville Warrant
Debt Instrument [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 1.20
Issuance of stock and warrants	$ 2,992,522
Other operating expense									$ 0		$ 1,940,216
Yorkville | Yorkville Pre-paid Advance
Debt Instrument [Line Items]
Pre-paid advance agreement								$ 10,000,000
Debt instrument, convertible, triggered measuring period								6 months
Debt instrument, convertible, triggered principal amount			$ 1,500,000				$ 1,145,407	$ 1,500,000
Debt instrument, convertible, triggered periodic payment, premium, percentage							5.00%	5.00%						5.00%
Debt instrument, convertible, triggered percentage							50.00%	50.00%
Share price (in dollars per share) | $ / shares							$ 2.6304
Debt instrument, convertible, triggered periodic payment		$ 500,000					$ 1,521,581
Debt instrument, convertible, triggered periodic payment interest							318,904
Debt instrument, convertible, triggered periodic payment, early premium							$ 57,270
Debt instrument, convertible, triggered, extended measuring period																6 months
Debt instrument, convertible, periodic payment, premium, percentage															5.00%
Conversion of stock, amount converted				$ 259,588	$ 254,593
Conversion price (in dollars per share) | $ / shares				$ 1.50	$ 1.9887
Debt instrument, convertible, additional reduction amount			182,682
Repayment of convertible debt	3,000,000
Yorkville | Yorkville Pre-paid Advance | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, convertible, triggered principal amount			1,500,000
Share price (in dollars per share) | $ / shares															$ 1.50
Debt instrument, convertible, triggered periodic payment						$ 500,000
Debt instrument, convertible, periodic payment, premium, percentage															5.00%
Debt instrument, convertible, additional reduction amount			$ 182,682
Repayment of convertible debt	3,000,000
Yorkville | Yorkville Pre-paid Advance | Debt Conversion, Current, Outstanding Balance | Subsequent Event
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 1.752
Yorkville | Yorkville Pre-paid Advance | Debt Conversion, Remaining Balance | Subsequent Event
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 13.84185
Yorkville | Yorkville Pre-paid Advance | Common Stock
Debt Instrument [Line Items]
Conversion of stock, shares issued (in shares) | shares				173,059	128,020
Yorkville | Yorkville Pre-paid Advance | Third Omnibus Amendment | Subsequent Event
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			295,000
Yorkville | Yorkville Pre-paid Advance | Forecast
Debt Instrument [Line Items]
Debt instrument, convertible, triggered periodic payment													$ 500,000
Yorkville | Yorkville Pre-paid Advance | Trigger Scenario One
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | trading_day								5
Debt instrument, convertible, threshold consecutive trading days | trading_day								7
Yorkville | Yorkville Pre-paid Advance | Trigger Scenario Two
Debt Instrument [Line Items]
Debt instrument, convertible, threshold consecutive trading days | trading_day								5
Debt instrument, convertible, triggered percentage								50.00%
Debt instrument, convertible, daily volume-weighted average price, floor price, percentage								110.00%
Yorkville | Yorkville Pre-paid Advance | Trigger Scenario Three
Debt Instrument [Line Items]
Debt instrument, convertible, triggered percentage								50.00%
Debt instrument, convertible, threshold trading day for price triggered | trading_day								1
Yorkville | Yorkville Pre-paid Advance | Trigger Scenario Four
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | trading_day							5
Debt instrument, convertible, triggered measuring period							6 months
Yorkville | Lynrock Lake Term Loan
Debt Instrument [Line Items]
Repayment of convertible debt	3,000,000
Yorkville | Lynrock Lake Term Loan | Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible debt	$ 3,000,000
Yorkville | Lynrock Lake Term Loan | Yorkville Warrant | Subsequent Event
Debt Instrument [Line Items]
Shares issued (in shares) | shares	5,000,071
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 1.20